Stock-Based Compensation - Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
Jun. 28, 2020 $ / shares shares
Options Outstanding
Number (shares) | shares	983
Options Exercisable
Number (shares) | shares	981
$0.01 to $25.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (USD per share)	$ 0.01
Exercise price range, maximum (USD per share)	$ 25.00
Options Outstanding
Number (shares) | shares	262
Weighted Average Remaining Contractual Life (Years)	3 years 2 months 12 days
Weighted Average Exercise Price (USD per share)	$ 24.34
Options Exercisable
Number (shares) | shares	261
Weighted Average Exercise Price (USD per share)	$ 24.34
$25.01 to $35.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (USD per share)	25.01
Exercise price range, maximum (USD per share)	$ 35.00
Options Outstanding
Number (shares) | shares	203
Weighted Average Remaining Contractual Life (Years)	2 years 3 months 18 days
Weighted Average Exercise Price (USD per share)	$ 26.59
Options Exercisable
Number (shares) | shares	202
Weighted Average Exercise Price (USD per share)	$ 26.59
$35.01 to $45.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (USD per share)	35.01
Exercise price range, maximum (USD per share)	$ 45.00
Options Outstanding
Number (shares) | shares	6
Weighted Average Remaining Contractual Life (Years)	1 year 4 months 24 days
Weighted Average Exercise Price (USD per share)	$ 38.50
Options Exercisable
Number (shares) | shares	6
Weighted Average Exercise Price (USD per share)	$ 38.50
$45.01 to $55.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (USD per share)	45.01
Exercise price range, maximum (USD per share)	$ 55.00
Options Outstanding
Number (shares) | shares	468
Weighted Average Remaining Contractual Life (Years)	10 months 24 days
Weighted Average Exercise Price (USD per share)	$ 48.12
Options Exercisable
Number (shares) | shares	468
Weighted Average Exercise Price (USD per share)	$ 48.12
$55.01 to $73.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (USD per share)	55.01
Exercise price range, maximum (USD per share)	$ 73.00
Options Outstanding
Number (shares) | shares	44
Weighted Average Remaining Contractual Life (Years)	6 months
Weighted Average Exercise Price (USD per share)	$ 61.93
Options Exercisable
Number (shares) | shares	44
Weighted Average Exercise Price (USD per share)	$ 61.93